UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,		EH1 3AN
(Address of principal executive offices)		(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

March 31, 2017 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 97.2%
ARGENTINA — 2.3%
MercadoLibre, Inc.	201,164	$42,540,151

AUSTRALIA — 2.3%
Brambles Ltd.	2,104,856	15,031,734
Cochlear Ltd.	202,024	20,869,571
SEEK Ltd.	538,946	6,552,475
		42,453,780
CANADA — 4.6%
Constellation Software, Inc.	49,788	24,466,262
Fairfax Financial Holdings Ltd.	59,261	26,969,024
Restaurant Brands International, Inc.	341,049	18,998,316
Ritchie Bros. Auctioneers, Inc.	409,365	13,468,108
		83,901,710
CHINA — 3.3%
Alibaba Group Holding Ltd. ADR (a)	170,496	18,384,584
Baidu, Inc. ADR (a)	137,416	23,707,008
Ctrip.com International Ltd. ADR (a)	388,069	19,073,591
		61,165,183
DENMARK — 3.7%
DSV A/S	443,288	22,928,251
Novo Nordisk A/S, B Shares	507,798	17,437,242
Novozymes A/S, B Shares	394,107	15,614,369
Pandora A/S	113,503	12,562,323
		68,542,185
FINLAND — 1.9%
Kone Oyj, B Shares	417,732	18,350,346
Sampo Oyj, A Shares	356,627	16,922,277
		35,272,623
FRANCE — 3.6%
Bureau Veritas SA	505,270	10,650,400
Edenred	674,624	15,922,715
Essilor International SA	138,431	16,807,117
Legrand SA	366,026	22,033,946
		65,414,178
GERMANY — 6.1%
Brenntag AG	268,239	15,033,958
Continental AG	73,941	16,211,634
Deutsche Boerse AG (a)	338,095	30,986,090
MTU Aero Engines AG	111,249	14,463,158

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
GERMANY (continued)
SAP SE	362,670	$35,580,931
		112,275,771
HONG KONG — 3.6%
AIA Group Ltd.	3,119,000	19,686,995
Hang Seng Bank Ltd.	1,011,400	20,517,737
Hong Kong Exchanges & Clearing Ltd.	1,062,700	26,816,127
		67,020,859
IRELAND — 5.2%
CRH Plc.	635,912	22,396,257
James Hardie Industries Plc. SE CDI	1,170,092	18,383,734
Kingspan Group Plc	493,296	15,737,499
Ryanair Holdings Plc. ADR (a)	462,681	38,393,270
		94,910,760
JAPAN — 12.2%
DENSO Corp.	472,900	20,865,350
FANUC Corp.	95,300	19,619,538
Japan Exchange Group, Inc.	2,374,400	33,869,146
Nidec Corp.	217,500	20,772,247
Rakuten, Inc.	1,992,400	20,018,903
Shimano, Inc.	144,500	21,164,638
SMC Corp.	86,100	25,525,602
Square Enix Holdings Co. Ltd.	530,200	15,050,705
Sumitomo Mitsui Trust Holdings, Inc.	629,700	21,820,312
Toyota Tsusho Corp.	827,500	25,116,841
		223,823,282
NETHERLANDS — 3.8%
Heineken Holding NV	333,843	26,517,187
Unilever NV CVA	545,950	27,123,356
Yandex NV, Class A (a)	731,484	16,041,444
		69,681,987
PERU — 1.0%
Credicorp Ltd.	111,481	18,204,847

RUSSIA — 1.0%
Magnit PJSC GDR Reg S	473,339	18,038,579

SINGAPORE — 1.5%
United Overseas Bank Ltd.	1,723,915	27,229,716

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
SOUTH AFRICA — 3.1%
Naspers Ltd., N Shares	330,838	$57,007,463

SOUTH KOREA — 5.4%
NAVER Corp.	27,437	20,980,052
Samsung Electronics Co., Ltd.	42,019	77,332,414
		98,312,466
SPAIN — 2.8%
Bankinter SA	2,336,193	19,589,471
Inditex SA	899,548	31,679,093
		51,268,564
SWEDEN — 4.9%
Atlas Copco AB, B Shares	1,258,849	39,988,338
Svenska Handelsbanken AB, A Shares	2,571,682	35,242,476
Volvo AB, B Shares	1,036,293	15,287,391
		90,518,205
SWITZERLAND — 5.1%
Compagnie Financiere Richemont SA	259,876	20,546,363
LafargeHolcim Ltd. (a)	295,927	17,472,188
Nestle SA	606,308	46,535,213
SGS SA	4,724	10,074,494
		94,628,258
TAIWAN — 5.2%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	2,834,638	17,376,331
Taiwan Semiconductor Manufacturing Co., Ltd.	12,475,000	78,226,145
		95,602,476
UNITED KINGDOM — 12.6%
ASOS Plc. (a)	199,391	15,078,645
British American Tobacco Plc.	366,961	24,346,360
Burberry Group Plc.	635,198	13,707,986
Capita Plc.	1,693,384	11,976,637
Experian Plc.	1,238,666	25,270,281
Hargreaves Lansdown Plc.	909,273	14,811,266
Howden Joinery Group Plc.	2,227,714	12,102,124
Just Eat Plc (a)	1,810,110	12,820,527
Prudential Plc.	1,195,232	25,247,193
Rio Tinto Plc.	752,121	30,286,103
Rolls-Royce Holdings Plc. (a)	849,182	8,022,256
St James’s Place Plc.	1,191,647	15,861,911
Wolseley Plc.	334,358	21,051,635
		230,582,924

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
UNITED STATES — 2.0%
Copa Holdings SA, Class A	197,105	$22,125,036
PriceSmart, Inc.	151,349	13,954,378
		36,079,414
Total Common Stocks (cost $1,210,163,156)		1,784,475,381
PREFERRED STOCKS — 0.9%
BRAZIL — 0.9%
Itau Unibanco Holding SA ADR (cost $15,772,178)	1,335,769	16,122,732
TOTAL INVESTMENTS — 98.1% (cost $1,225,935,334)		$1,800,598,113
Other assets less liabilities — 1.9%		34,935,225
NET ASSETS — 100.0%		$1,835,533,338

(a)	Non-income producing security.

ADR	-	American Depositary Receipt.
CDI	-	CHESS Depositary Interest.
CVA	-	Certificate Van Aandelen (Bearer).
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2017, the aggregate cost of investment securities for income tax purposes was approximately $1,235,849,337. Net unrealized appreciation aggregated $564,748,776 of which $614,150,615 related to appreciated investment securities and $49,401,839 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$42,540,151	$—	$—	$42,540,151
Australia	—	42,453,780	—	42,453,780
Canada	83,901,710	—	—	83,901,710
China	61,165,183	—	—	61,165,183
Denmark	—	68,542,185	—	68,542,185
Finland	—	35,272,623	—	35,272,623
France	—	65,414,178	—	65,414,178
Germany	30,986,090	81,289,681	—	112,275,771
Hong Kong	—	67,020,859	—	67,020,859
Ireland	54,130,769	40,779,991	—	94,910,760
Japan	—	223,823,282	—	223,823,282
Netherlands	43,164,800	26,517,187	—	69,681,987
Peru	18,204,847	—	—	18,204,847
Russia	—	18,038,579	—	18,038,579
Singapore	—	27,229,716	—	27,229,716
South Africa	—	57,007,463	—	57,007,463
South Korea	—	98,312,466	—	98,312,466
Spain	—	51,268,564	—	51,268,564
Sweden	—	90,518,205	—	90,518,205
Switzerland	—	94,628,258	—	94,628,258
Taiwan	17,376,331	78,226,145	—	95,602,476
United Kingdom	11,976,637	218,606,287	—	230,582,924
United States	36,079,414	—	—	36,079,414
Total Common Stocks	399,525,932	1,384,949,449	—	1,784,475,381
Preferred Stocks
Brazil	16,122,732	—	—	16,122,732
Total	$415,648,664	$1,384,949,449	$—	$1,800,598,113

For the International Equity Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2016 was $52,739, $1,366,689,310 and $295,426,273, respectively. $61,847,413 was transferred out of Level 2 to Level 1 during the period ended March 31, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Portfolio of Investments

March 31, 2017 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 98.9%
ARGENTINA — 1.3%
MercadoLibre, Inc.	153,796	$32,523,240

AUSTRIA — 1.2%
ams AG	541,486	29,251,244

CHINA — 15.4%
Alibaba Group Holding Ltd. ADR (a)	876,721	94,536,826
Baidu, Inc. ADR (a)	602,057	103,866,874
Ctrip.com International Ltd. ADR (a)	432,816	21,272,906
New Oriental Education & Technology Group, Inc. ADR (a)	733,184	44,269,650
Tencent Holdings Ltd.	3,950,800	113,820,654
		377,766,910
DENMARK — 4.5%
Chr. Hansen Holding A/S	320,316	20,547,429
Genmab A/S (a)	338,069	65,054,523
Novozymes A/S, B Shares	626,425	24,818,720
		110,420,672
FRANCE — 5.8%
Essilor International SA	186,277	22,616,172
Kering	205,289	53,060,175
L’Oreal SA	347,582	66,853,301
		142,529,648
GERMANY — 7.3%
Aixtron SE (a)	1,193,844	4,431,696
BASF SE	436,728	43,242,183
Dialog Semiconductor Plc. (a)	320,441	16,344,685
MorphoSys AG (a)	209,027	12,269,788
Rocket Internet SE 144A (a)(b)	817,445	13,961,272
Zalando SE 144A (a)(b)	2,205,452	89,138,559
		179,388,183
HONG KONG — 5.3%
AIA Group Ltd.	16,124,600	101,777,786
Hong Kong Exchanges & Clearing Ltd.	1,136,101	28,668,325
		130,446,111
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	564,420	13,058,084

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
ISRAEL — 1.2%
Mobileye NV (a)	469,402	$28,821,283

ITALY — 8.2%
EXOR NV	693,684	35,868,996
Ferrari NV	1,273,354	94,904,941
Fiat Chrysler Automobiles NV (a)	6,437,588	70,332,967
		201,106,904
JAPAN — 14.6%
Don Quijote Holdings Co., Ltd.	656,900	22,864,304
M3, Inc.	2,701,700	67,333,107
Pigeon Corp.	699,000	22,428,703
Rakuten, Inc.	4,514,800	45,363,050
SBI Holdings, Inc.	1,065,000	14,881,186
SMC Corp.	166,200	49,272,417
SoftBank Group Corp.	1,582,400	112,216,119
Sysmex Corp.	417,500	25,401,204
		359,760,090
NETHERLANDS — 5.5%
ASML Holding NV	896,787	118,997,632
Gemalto NV	268,557	14,981,759
		133,979,391
NORWAY — 0.7%
Schibsted ASA, Class A	404,617	10,415,677
Schibsted ASA, Class B	295,741	6,776,249
		17,191,926
PORTUGAL — 0.7%
Jeronimo Martins SGPS SA	886,020	15,832,580

SOUTH KOREA — 1.2%
Celltrion, Inc. (a)	167,401	13,487,248
NAVER Corp.	21,335	16,314,080
		29,801,328
SPAIN — 7.4%
Banco Bilbao Vizcaya Argentaria SA	4,141,709	32,150,841
Banco Popular Espanol SA (a)	13,133,731	12,735,802
Distribuidora Internacional de Alimentacion SA	2,175,259	12,573,261
Inditex SA	3,523,897	124,099,947
		181,559,851
SWEDEN — 10.1%
Alfa Laval AB	1,202,199	22,658,813

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
SWEDEN (continued)
Atlas Copco AB, A Shares	2,527,605	$89,095,746
Elekta AB, B Shares	1,695,069	16,557,972
Kinnevik AB, Class B	1,679,561	44,770,769
Svenska Handelsbanken AB, A Shares	5,549,392	76,049,183
		249,132,483
SWITZERLAND — 1.9%
Compagnie Financiere Richemont SA	592,176	46,818,726

UNITED KINGDOM — 4.9%
Aggreko Plc.	1,420,165	15,706,286
Ocado Group Plc. (a)	3,171,441	9,576,111
Rolls-Royce Holdings Plc. (a)	6,904,770	65,229,638
Standard Chartered Plc. (a)	3,238,306	30,974,094
		121,486,129
UNITED STATES — 1.2%
TAL Education Group ADR (a)	278,262	29,654,381

TOTAL INVESTMENTS — 98.9% (cost $1,754,785,931)		$2,430,529,164
Other assets less liabilities — 1.1%		28,161,079
NET ASSETS — 100.0%		$2,458,690,243

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2017, the net value of these securities was $103,099,831 representing 4.2% of net assets.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

ADR	-	American Depositary Receipt.

At March 31, 2017, the aggregate cost of investment securities for income tax purposes was approximately $1,773,875,292. Net unrealized appreciation aggregated $656,653,872 of which $855,277,616 related to appreciated investment securities and $198,623,744 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$32,523,240	$—	$—	$32,523,240
Austria	—	29,251,244	—	29,251,244
China	263,946,256	113,820,654	—	377,766,910
Denmark	—	110,420,672	—	110,420,672
France	—	142,529,648	—	142,529,648
Germany	—	179,388,183	—	179,388,183
Hong Kong	—	130,446,111	—	130,446,111
India	—	13,058,084	—	13,058,084
Israel	28,821,283	—	—	28,821,283
Italy	—	201,106,904	—	201,106,904
Japan	—	359,760,090	—	359,760,090
Netherlands	—	133,979,391	—	133,979,391
Norway	—	17,191,926	—	17,191,926
Portugal	—	15,832,580	—	15,832,580
South Korea	13,487,248	16,314,080	—	29,801,328
Spain	—	181,559,851	—	181,559,851
Sweden	—	249,132,483	—	249,132,483
Switzerland	—	46,818,726	—	46,818,726
United Kingdom	9,576,111	111,910,018	—	121,486,129
United States	29,654,381	—	—	29,654,381
Total	$378,008,519	$2,052,520,645	$—	$2,430,529,164

For the EAFE Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2016 was $390,165, $1,855,983,398 and $292,437,851, respectively. $16,296,180 was transferred out of Level 2 into Level 1 during the period ended March 31, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Portfolio of Investments

March 31, 2017 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 6.8%
Brambles Ltd.	711,241	$5,079,295
Cochlear Ltd.	80,381	8,303,553
Mesoblast Ltd. (a)	292,908	510,145
SEEK Ltd.	321,374	3,907,247
Treasury Wine Estates Ltd.	397,572	3,713,971
		21,514,211
CHINA — 5.3%
Alibaba Group Holding Ltd. ADR (a)	36,026	3,884,684
Baidu, Inc. ADR (a)	19,603	3,381,910
Ctrip.com International Ltd. ADR (a)	81,115	3,986,802
JD.com, Inc. ADR (a)	80,028	2,489,671
Tsingtao Brewery Co., Ltd., Class H	639,943	2,949,290
		16,692,357
DENMARK — 4.7%
Carlsberg A/S, B Shares	54,276	5,011,986
Novo Nordisk A/S, B Shares	158,680	5,448,902
Novozymes A/S, B Shares	113,584	4,500,155
		14,961,043
FINLAND — 1.4%
Kone Oyj, B Shares	97,594	4,287,159

FRANCE — 1.3%
Legrand SA	69,257	4,169,116

GERMANY — 5.7%
adidas AG	37,724	7,176,336
Infineon Technologies AG	221,784	4,539,340
Zalando SE 144A (a)(b)	154,797	6,256,487
		17,972,163
HONG KONG — 2.9%
Cafe de Coral Holdings Ltd.	563,702	1,846,546
Jardine Matheson Holdings Ltd.	67,800	4,355,464
Jardine Strategic Holdings Ltd.	39,900	1,676,202
PAX Global Technology Ltd.	1,877,000	1,198,313
		9,076,525
INDIA — 1.5%
Mahindra & Mahindra Ltd. GDR	168,463	3,339,792
MakeMyTrip Ltd. (a)	42,541	1,471,919
		4,811,711

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
JAPAN — 22.0%
Asahi Group Holdings Ltd.	143,600	$5,437,315
DENSO Corp.	100,700	4,443,097
Japan Exchange Group, Inc.	394,400	5,625,839
Kakaku.com, Inc.	258,900	3,534,389
Kao Corp.	125,300	6,881,045
MS&AD Insurance Group Holdings, Inc.	233,400	7,454,937
Olympus Corp.	125,200	4,832,291
Pigeon Corp.	162,900	5,226,947
Rakuten, Inc.	371,200	3,729,681
Shimano, Inc.	37,500	5,492,553
Shiseido Co., Ltd.	203,700	5,361,526
SMC Corp.	21,100	6,255,403
Sugi Holdings Co., Ltd.	42,200	1,939,245
Suruga Bank Ltd.	161,000	3,398,270
		69,612,538
PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	247,687	4,426,000

SINGAPORE — 1.9%
United Overseas Bank Ltd.	386,041	6,097,625

SOUTH AFRICA — 2.8%
Clicks Group Ltd.	366,839	3,494,698
Naspers Ltd., N Shares	31,568	5,439,555
		8,934,253
SOUTH KOREA — 2.3%
Samsung Electronics Co., Ltd. GDR 144A (b)	3,530	3,241,493
Samsung Fire & Marine Insurance Co., Ltd.	16,894	4,050,412
		7,291,905
SPAIN — 2.8%
Distribuidora Internacional de Alimentacion SA	547,818	3,166,454
Inditex SA	161,293	5,680,204
		8,846,658
SWEDEN — 5.8%
Atlas Copco AB, A Shares	14,461	509,737
Atlas Copco AB, B Shares	205,731	6,535,209
Investor AB, B Shares	91,837	3,861,466
Svenska Handelsbanken AB, A Shares	543,326	7,445,770
		18,352,182
SWITZERLAND — 10.3%
Compagnie Financiere Richemont SA	57,865	4,574,933

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
SWITZERLAND (continued)
Mettler-Toledo International, Inc. (a)	16,426	$7,866,576
Nestle SA	92,922	7,131,928
Roche Holding AG — Genusschein	18,479	4,725,703
Schindler Holding AG, Participating Certificates	28,207	5,456,260
Swatch Group AG (The)	8,370	2,996,693
		32,752,093
TAIWAN — 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	222,277	7,299,577

UNITED KINGDOM — 17.4%
ASOS Plc. (a)	77,452	5,857,191
Auto Trader Group Plc. 144A (b)	1,166,078	5,722,944
Burberry Group Plc.	161,856	3,492,958
Capita Plc.	540,558	3,823,153
Hargreaves Lansdown Plc.	381,802	6,219,222
Imagination Technologies Group Plc. (a)	549,139	1,845,600
Intertek Group Plc.	83,557	4,112,899
John Wood Group Plc.	371,382	3,547,844
Johnson Matthey Plc.	133,014	5,131,940
Jupiter Fund Management Plc.	564,847	3,013,711
Rightmove Plc.	116,848	5,838,374
Unilever Plc.	92,801	4,577,609
Weir Group Plc. (The)	82,481	1,984,092
		55,167,537
TOTAL INVESTMENTS — 98.6% (cost $273,487,305)		$312,264,653
Other assets less liabilities — 1.4%		4,564,282
NET ASSETS — 100.0%		$316,828,935

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2017, the net value of these securities was $15,220,924 representing 4.8% of net assets.

ADR	-	American Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

GDR	-	Global Depositary Receipt.

At March 31, 2017, the aggregate cost of investment securities for income tax purposes was approximately $276,186,780. Net unrealized appreciation aggregated $36,077,873 of which $53,410,421 related to appreciated investment securities and $17,332,548 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$21,514,211	$—	$21,514,211
China	13,743,067	2,949,290	—	16,692,357
Denmark	—	14,961,043	—	14,961,043
Finland	—	4,287,159	—	4,287,159
France	—	4,169,116	—	4,169,116
Germany	—	17,972,163	—	17,972,163
Hong Kong	—	9,076,525	—	9,076,525
India	1,471,919	3,339,792	—	4,811,711
Japan	—	69,612,538	—	69,612,538
Portugal	—	4,426,000	—	4,426,000
Singapore	—	6,097,625	—	6,097,625
South Africa	—	8,934,253	—	8,934,253
South Korea	—	7,291,905	—	7,291,905
Spain	—	8,846,658	—	8,846,658
Sweden	—	18,352,182	—	18,352,182
Switzerland	7,866,576	24,885,517	—	32,752,093
Taiwan	7,299,577	—	—	7,299,577
United Kingdom	11,507,127	43,660,410	—	55,167,537
Total	$41,888,266	$270,376,387	$—	$312,264,653

For the EAFE Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $258,450,244 and $30,759,359, respectively. $9,432,415 was transferred out of Level 2 into Level 1 and $3,161,145 was transferred out of Level 1 to Level 2 during the period ended March 31, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Portfolio of Investments

March 31, 2017 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 7.3%
Brambles Ltd.	561,463	$4,009,663
Cochlear Ltd.	79,000	8,160,892
Mesoblast Ltd. (a)	181,023	315,280
SEEK Ltd.	321,127	3,904,244
Treasury Wine Estates Ltd.	442,590	4,134,512
		20,524,591
DENMARK — 4.8%
Carlsberg A/S, B Shares	49,353	4,557,384
Novo Nordisk A/S, B Shares	148,491	5,099,023
Novozymes A/S, B Shares	96,140	3,809,030
		13,465,437
FINLAND — 1.5%
Kone Oyj, B Shares	97,155	4,267,875

FRANCE — 1.5%
Legrand SA	67,713	4,076,171

GERMANY — 6.2%
adidas AG	40,022	7,613,491
Infineon Technologies AG	164,628	3,369,506
Zalando SE 144A (a)(b)	155,076	6,267,763
		17,250,760
HONG KONG — 2.1%
Jardine Matheson Holdings Ltd.	93,400	6,000,005

JAPAN — 25.7%
Asahi Group Holdings Ltd.	159,800	6,050,717
DENSO Corp.	101,600	4,482,807
Japan Exchange Group, Inc.	373,600	5,329,141
Kakaku.com, Inc.	248,800	3,396,509
Kao Corp.	135,400	7,435,702
MS&AD Insurance Group Holdings, Inc.	253,500	8,096,943
Olympus Corp.	137,500	5,307,029
Pigeon Corp.	144,500	4,636,549
Rakuten, Inc.	398,800	4,006,996
Shimano, Inc.	50,400	7,381,991
Shiseido Co., Ltd.	181,600	4,779,838
SMC Corp.	19,800	5,869,999
Sugi Holdings Co., Ltd.	37,200	1,709,477

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
JAPAN (continued)
Suruga Bank Ltd.	154,100	$3,252,630
		71,736,328
PORTUGAL — 1.8%
Jeronimo Martins SGPS SA	273,433	4,886,063

SINGAPORE — 2.3%
United Overseas Bank Ltd.	403,543	6,374,074

SPAIN — 3.9%
Distribuidora Internacional de Alimentacion SA	621,792	3,594,033
Inditex SA	205,849	7,249,318
		10,843,351
SWEDEN — 8.3%
Atlas Copco AB, A Shares	152,911	5,389,972
Atlas Copco AB, B Shares	35,100	1,114,979
Investor AB, B Shares	208,064	8,748,456
Svenska Handelsbanken AB, A Shares	586,626	8,039,156
		23,292,563
SWITZERLAND — 11.9%
Compagnie Financiere Richemont SA	72,940	5,766,795
Mettler-Toledo International, Inc. (a)	14,946	7,157,789
Nestle SA	101,597	7,797,750
Roche Holding AG — Genusschein	16,881	4,317,041
Schindler Holding AG, Participating Certificates	28,432	5,499,783
Swatch Group AG (The)	7,208	2,580,665
		33,119,823
UNITED KINGDOM — 21.4%
ASOS Plc. (a)	95,124	7,193,610
Auto Trader Group Plc. 144A (b)	1,082,212	5,311,342
Burberry Group Plc.	176,923	3,818,113
Capita Plc.	511,606	3,618,387
Hargreaves Lansdown Plc.	380,745	6,202,005
Imagination Technologies Group Plc. (a)	575,282	1,933,464
Intertek Group Plc.	97,217	4,785,280
John Wood Group Plc.	327,694	3,130,489
Johnson Matthey Plc.	159,484	6,153,204
Jupiter Fund Management Plc.	541,995	2,891,786
Rightmove Plc.	131,761	6,583,510
Unilever Plc.	129,072	6,366,754
Weir Group Plc. (The)	71,958	1,730,959
		59,718,903

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Value
TOTAL INVESTMENTS — 98.7% (cost $267,334,325)	$275,555,944
Other assets less liabilities — 1.3%	3,719,599
NET ASSETS — 100.0%	$279,275,543

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2017, the net value of these securities was $11,579,105 representing 4.1% of net assets.

At March 31, 2017, the aggregate cost of investment securities for income tax purposes was approximately $267,493,465. Net unrealized appreciation aggregated $8,062,479 of which $21,368,253 related to appreciated investment securities and $13,305,774 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$20,524,591	$—	$20,524,591
Denmark	—	13,465,437	—	13,465,437
Finland	—	4,267,875	—	4,267,875
France	—	4,076,171	—	4,076,171
Germany	—	17,250,760	—	17,250,760
Hong Kong	—	6,000,005	—	6,000,005
Japan	—	71,736,328	—	71,736,328
Portugal	—	4,886,063	—	4,886,063
Singapore	—	6,374,074	—	6,374,074
Spain	—	10,843,351	—	10,843,351
Sweden	—	23,292,563	—	23,292,563
Switzerland	7,157,789	25,962,034	—	33,119,823
United Kingdom	12,135,361	47,583,542	—	59,718,903
Total	$19,293,150	$256,262,794	$—	$275,555,944

For the EAFE Pure Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $165,001,501 and $5,124,866, respectively. $6,488,574 was transferred out of Level 2 into Level 1 during the period ended March 31,2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Portfolio of Investments

March 31, 2017 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 95.5%
ARGENTINA — 1.6%
MercadoLibre, Inc.	117,704	$24,890,865

BRAZIL — 4.8%
Banco Bradesco SA ADR	3,307,250	33,866,240
Embraer SA ADR	515,698	11,386,612
Petroleo Brasileiro SA ADR (a)	3,201,200	31,019,628
		76,272,480
CHINA — 22.1%
Alibaba Group Holding Ltd. ADR (a)	627,443	67,657,179
Baidu, Inc. ADR (a)	91,766	15,831,470
China Vanke Co. Ltd., Class H	7,659,100	20,714,213
Ctrip.com International Ltd. ADR (a)	317,524	15,606,305
Geely Automobile Holdings Ltd.	8,615,000	13,202,985
JD.com, Inc. ADR (a)	1,032,133	32,109,658
Ping An Insurance Group Co. of China Ltd., Class H	9,622,500	53,928,853
Shenzhou International Group Holdings Ltd.	1,066,000	6,727,764
SINA Corp. (a)	124,140	8,952,977
Sohu.com, Inc. (a)	187,630	7,379,488
Tencent Holdings Ltd.	3,003,200	86,520,752
ZTE Corp., Class H	10,807,800	19,856,456
		348,488,100
HONG KONG — 7.1%
AAC Technologies Holdings, Inc.	1,847,000	21,626,603
Brilliance China Automotive Holdings Ltd.	7,420,000	12,412,837
China Overseas Land & Investment Ltd.	6,136,000	17,536,471
China Taiping Insurance Holdings Co., Ltd. (a)	4,851,410	11,756,609
Haier Electronics Group Co., Ltd.	7,359,300	16,867,191
Kingsoft Corp. Ltd.	4,309,000	11,878,635
Sunny Optical Technology Group Co. Ltd.	2,725,000	19,942,551
		112,020,897
INDIA — 16.5%
Ambuja Cements Ltd.	2,371,904	8,646,237
Asian Paints Ltd.	984,522	16,268,295
Axis Bank Ltd.	1,751,959	13,244,449
Housing Development Finance Corp., Ltd.	2,064,786	47,769,656
ICICI Bank Ltd.	5,366,952	22,925,296
Infosys Ltd.	2,211,180	34,859,499
Mahindra & Mahindra Ltd.	1,094,663	21,689,105
Reliance Industries Ltd. (a)	2,881,692	58,622,293
Tata Consultancy Services Ltd.	725,520	27,169,934

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
INDIA (continued)
UltraTech Cement Ltd.	140,930	$8,648,992
		259,843,756
INDONESIA — 1.5%
Bank Mandiri Persero Tbk PT	13,069,900	11,478,458
Bank Rakyat Indonesia Persero Tbk PT	12,233,900	11,912,376
		23,390,834
MEXICO — 4.7%
Alfa SAB de CV, Class A	11,642,700	17,007,990
Cemex SAB de CV ADR (a)	2,796,291	25,362,359
Grupo Financiero Banorte SAB de CV, Class O	2,990,500	17,209,282
Wal-Mart de Mexico SAB de CV	6,082,260	14,034,298
		73,613,929
PHILIPPINES — 0.8%
Ayala Land, Inc.	8,149,800	5,366,276
SM Prime Holdings, Inc.	12,812,400	7,224,997
		12,591,273
RUSSIA — 4.2%
Magnit PJSC GDR Reg S	276,450	10,535,293
Sberbank of Russia PJSC ADR	3,805,670	43,986,410
X5 Retail Group NV GDR Reg S (a)	332,700	11,195,355
		65,717,058
SOUTH AFRICA — 3.4%
Naspers Ltd., N Shares	309,751	53,373,913

SOUTH KOREA — 11.5%
Dongbu Insurance Co., Ltd.	204,996	11,734,497
Doosan Bobcat, Inc.	376,053	12,343,248
Hyundai Marine & Fire Insurance Co., Ltd.	335,615	10,504,522
Interpark Holdings Corp.	567,382	2,435,334
LG Chem Ltd.	60,062	15,792,608
NAVER Corp.	44,388	33,941,850
NCSoft Corp.	72,437	19,755,409
Orion Corp.	7,758	4,652,279
Samsung Electronics Co., Ltd.	30,010	55,230,866
Samsung Fire & Marine Insurance Co., Ltd.	60,801	14,577,312
		180,967,925
TAIWAN — 14.8%
Advanced Semiconductor Engineering, Inc.	6,515,332	8,346,334
China Life Insurance Co., Ltd.	41,315,370	40,857,000
CTBC Financial Holding Co. Ltd.	15,142,880	9,355,955
Eclat Textile Co. Ltd.	568,000	5,693,313
Fubon Financial Holding Co. Ltd.	7,546,000	12,307,871

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
TAIWAN (continued)
Hon Hai Precision Industry Co., Ltd.	10,435,848	$31,298,023
Largan Precision Co., Ltd.	185,000	29,137,485
Pegatron Corp.	3,290,000	9,739,534
President Chain Store Corp.	803,000	6,615,126
Taiwan Semiconductor Manufacturing Co., Ltd.	12,718,310	79,751,853
		233,102,494
THAILAND — 1.8%
Airports of Thailand PCL NVDR	8,416,000	9,613,597
Kasikornbank PCL NVDR	1,348,400	7,420,156
Siam Commercial Bank PCL NVDR	2,581,700	12,247,326
		29,281,079
TURKEY — 0.7%
Turkiye Garanti Bankasi AS	4,515,280	11,011,012

UNITED STATES — 0.0%
Weibo Corp. ADR (a)	11,810	616,246

Total Common Stocks (cost $1,225,819,313)		1,505,181,861
PREFERRED STOCKS — 3.9%
BRAZIL — 1.5%
Banco Bradesco SA	2,315,354	23,873,899
SOUTH KOREA — 2.4%
Samsung Electronics Co., Ltd.	26,398	37,812,237
Total Preferred Stocks (cost $38,829,840)		61,686,136
TOTAL INVESTMENTS — 99.4% (cost $1,264,649,153)		$1,566,867,997
Other assets less liabilities — 0.6%		9,835,500
NET ASSETS — 100.0%		$1,576,703,497

(a)	Non-income producing security.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.
NVDR	-	Non-Voting Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2017, the aggregate cost of investment securities for income tax purposes was approximately $1,279,372,311. Net unrealized appreciation aggregated $287,495,686 of which $331,485,062 related to appreciated investment securities and $43,989,376 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$24,890,865	$—	$—	$24,890,865
Brazil	76,272,480	—	—	76,272,480
China	147,537,077	200,951,023	—	348,488,100
Hong Kong	—	112,020,897	—	112,020,897
India	—	259,843,756	—	259,843,756
Indonesia	—	23,390,834	—	23,390,834
Mexico	73,613,929	—	—	73,613,929
Philippines	—	12,591,273	—	12,591,273
Russia	11,195,355	54,521,703	—	65,717,058
South Africa	—	53,373,913	—	53,373,913
South Korea	2,435,334	178,532,591	—	180,967,925
Taiwan	—	233,102,494	—	233,102,494
Thailand	—	29,281,079	—	29,281,079
Turkey	—	11,011,012	—	11,011,012
United States	616,246	—	—	616,246
Total Common Stocks	336,561,286	1,168,620,575	—	1,505,181,861
Preferred Stocks
Brazil	23,873,899	—	—	23,873,899
South Korea	—	37,812,237	—	37,812,237
Total Preferred Stocks	23,873,899	37,812,237	—	61,686,136
Total	$360,435,185	$1,206,432,812	$—	$1,566,867,997

For the Emerging Markets Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $1,052,849,853 and $275,066,835, respectively. $22,480,043 was transferred out of Level 2 into Level 1 and $11,162,030 was transferred out of Level 1 into Level 2 during the period ended March 31, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Portfolio of Investments

March 31, 2017 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 0.7%
Brambles Ltd.	826,592	$5,903,069

BRAZIL — 0.7%
BM&FBovespa SA	972,300	5,991,078

CANADA — 1.5%
Fairfax Financial Holdings Ltd.	15,776	7,179,483
Ritchie Bros. Auctioneers, Inc.	173,805	5,718,184
		12,897,667
CHINA — 4.5%
Alibaba Group Holding Ltd. ADR (a)	140,032	15,099,650
Baidu, Inc. ADR (a)	54,057	9,325,914
China Biologic Products, Inc. (a)	33,249	3,329,222
Ctrip.com International Ltd. ADR (a)	196,687	9,667,166
Tsingtao Brewery Co., Ltd., Class H	480,000	2,212,165
		39,634,117
DENMARK — 1.6%
Carlsberg A/S, B Shares	74,675	6,895,683
Novo Nordisk A/S, B Shares	203,021	6,971,525
		13,867,208
FRANCE — 0.6%
Bureau Veritas SA	252,286	5,317,844

GERMANY — 3.8%
Deutsche Boerse AG (a)	66,027	6,051,313
Infineon Technologies AG	239,647	4,904,949
SAP SE	230,406	22,604,737
		33,560,999
HONG KONG — 3.1%
AIA Group Ltd.	2,649,200	16,721,637
Jardine Matheson Holdings Ltd.	94,600	6,077,093
Sands China Ltd.	918,400	4,257,326
		27,056,056
INDIA — 2.2%
Housing Development Finance Corp., Ltd.	379,684	8,784,142
ICICI Bank Ltd.	2,467,550	10,540,306
		19,324,448
IRELAND — 3.9%
Bank of Ireland (a)	20,928,248	5,194,442

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
IRELAND (continued)
CRH Plc.	501,023	$17,645,586
Ryanair Holdings PLC ADR (a)	139,308	11,559,778
		34,399,806
ITALY — 0.9%
Ferrari NV	43,364	3,231,982
Fiat Chrysler Automobiles NV (a)	410,963	4,489,919
		7,721,901
JAPAN — 6.2%
CyberAgent, Inc.	212,200	6,292,171
Japan Exchange Group, Inc.	296,000	4,222,232
Kansai Paint Co. Ltd.	212,700	4,539,303
LINE Corp. (a)	102,000	3,931,433
MS&AD Insurance Group Holdings, Inc.	456,900	14,593,662
Olympus Corp.	178,100	6,874,050
Rohm Co., Ltd.	84,500	5,625,584
SMC Corp.	27,700	8,212,069
		54,290,504
NETHERLANDS — 1.4%
QIAGEN NV (a)	166,366	4,819,623
Yandex NV, Class A (a)	345,081	7,567,626
		12,387,249
NORWAY — 0.9%
Schibsted ASA, Class A	179,127	4,611,099
Schibsted ASA, Class B	135,419	3,102,826
		7,713,925
RUSSIA — 0.7%
Sberbank of Russia PJSC ADR	514,662	5,948,528

SOUTH AFRICA — 3.3%
MTN Group Ltd.	239,486	2,176,611
Naspers Ltd., N Shares	152,738	26,318,639
		28,495,250
SOUTH KOREA — 1.9%
Samsung Electronics Co., Ltd. GDR 144A (b)	17,572	16,135,837

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA	808,113	4,670,991

SWEDEN — 2.2%
Atlas Copco AB, B Shares	329,330	10,461,429

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
SWEDEN (continued)
Svenska Handelsbanken AB, A Shares	633,686	$8,684,069
		19,145,498
SWITZERLAND — 2.8%
Compagnie Financiere Richemont SA	120,367	9,516,478
OC Oerlikon Corp. AG (a)	331,417	3,538,932
Schindler Holding AG, Participating Certificates	57,118	11,048,700
		24,104,110
TAIWAN — 3.2%
HTC Corp. (a)	1,336,000	3,412,027
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	737,752	24,227,776
		27,639,803
UNITED KINGDOM — 4.5%
Hays Plc.	2,103,562	4,137,883
Prudential Plc.	1,379,926	29,148,532
Rolls-Royce Holdings Plc. (a)	596,559	5,635,717
		38,922,132
UNITED STATES — 47.8%
ABIOMED, Inc. (a)	25,179	3,152,411
Alnylam Pharmaceuticals, Inc. (a)	48,102	2,465,227
Alphabet, Inc., Class C (a)	23,965	19,880,405
Amazon.com, Inc. (a)	43,222	38,318,032
Anthem, Inc.	112,008	18,523,883
Apache Corp.	175,709	9,029,685
Autohome, Inc. ADR (a)	77,871	2,473,962
CarMax, Inc. (a)	182,017	10,779,047
C.H. Robinson Worldwide, Inc.	104,569	8,082,138
Colgate-Palmolive Co.	115,440	8,449,054
EOG Resources, Inc.	110,504	10,779,665
Facebook, Inc., Class A (a)	84,756	12,039,590
Financial Engines, Inc.	121,846	5,306,393
First Republic Bank	122,227	11,466,115
GrubHub, Inc. (a)	124,840	4,105,988
Howard Hughes Corp. (The) (a)	39,818	4,668,660
Interactive Brokers Group, Inc., Class A	103,181	3,582,444
Intuitive Surgical, Inc. (a)	5,359	4,107,513
Kirby Corp. (a)	78,384	5,529,991
Leucadia National Corp.	333,134	8,661,484
Lincoln Electric Holdings, Inc.	112,465	9,768,710
Markel Corp. (a)	11,014	10,748,122
MarketAxess Holdings, Inc.	27,679	5,189,536
Martin Marietta Materials, Inc.	57,443	12,536,935

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
UNITED STATES (continued)
Mastercard, Inc., Class A	108,702	$12,225,714
Monsanto Co.	64,085	7,254,422
Moody’s Corp.	152,361	17,070,526
Myriad Genetics, Inc. (a)	228,866	4,394,227
NOW, Inc. (a)	249,658	4,234,200
NVIDIA Corp.	107,361	11,694,834
ResMed, Inc.	110,619	7,961,249
Royal Caribbean Cruises Ltd.	298,912	29,326,256
Seattle Genetics, Inc. (a)	148,268	9,320,126
Stericycle, Inc. (a)	61,548	5,101,714
TD Ameritrade Holding Corp.	384,116	14,926,748
Teradyne, Inc.	361,918	11,255,650
Tesla, Inc. (a)	29,635	8,247,420
TripAdvisor, Inc. (a)	73,999	3,193,797
Verisk Analytics, Inc. (a)	95,819	7,774,754
Visa, Inc., Class A	143,079	12,715,431
Wabtec Corp.	89,645	6,992,310
Waters Corp. (a)	58,520	9,147,261
Zillow Group, Inc., Class A (a)	32,691	1,105,283
Zillow Group, Inc., Class C (a)	84,818	2,855,822
		416,442,734
TOTAL INVESTMENTS — 98.9% (cost $654,710,774)		$861,570,754
Other assets less liabilities — 1.1%		9,827,282
NET ASSETS — 100.0%		$871,398,036

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2017, the net value of these securities was $16,135,837 representing 1.9% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

At March 31, 2017, the aggregate cost of investment securities for income tax purposes was approximately $656,533,938. Net unrealized appreciation aggregated $205,036,816 of which $236,062,104 related to appreciated investment securities and $31,025,288 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$5,903,069	$—	$5,903,069
Brazil	5,991,078	—	—	5,991,078
Canada	12,897,667	—	—	12,897,667
China	37,421,952	2,212,165	—	39,634,117
Denmark	—	13,867,208	—	13,867,208
France	—	5,317,844	—	5,317,844
Germany	6,051,313	27,509,686	—	33,560,999
Hong Kong	—	27,056,056	—	27,056,056
India	—	19,324,448	—	19,324,448
Ireland	11,559,778	22,840,028	—	34,399,806
Italy	—	7,721,901	—	7,721,901
Japan	—	54,290,504	—	54,290,504
Netherlands	12,387,249	—	—	12,387,249
Norway	—	7,713,925	—	7,713,925
Russia	—	5,948,528	—	5,948,528
South Africa	—	28,495,250	—	28,495,250
South Korea	—	16,135,837	—	16,135,837
Spain	—	4,670,991	—	4,670,991
Sweden	—	19,145,498	—	19,145,498
Switzerland	—	24,104,110	—	24,104,110
Taiwan	24,227,776	3,412,027	—	27,639,803
United Kingdom	—	38,922,132	—	38,922,132
United States	416,442,734	—	—	416,442,734
Total	$526,979,547	$334,591,207	$—	$861,570,754

For the Global Alpha Equity Fund fair value of Level 3, Level 2 and Level 1 investments at December 31, 2016 was $28,397, $321,032,702 and $490,031,410, respectively. $10,613,901 was transferred out of Level 2 into Level 1 during the period ended March 31, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Portfolio of Investments

March 31, 2017 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 98.2%
AUSTRALIA — 1.0%
Atlassian Corp. PLC, Class A (a)	28,600	$856,570

CHINA — 21.2%
Alibaba Group Holding Ltd. ADR (a)	46,332	4,995,980
Baidu, Inc. ADR (a)	20,279	3,498,533
Ctrip.com International Ltd. ADR (a)	49,074	2,411,987
Tencent Holdings Ltd.	237,900	6,853,785
		17,760,285
FRANCE — 6.6%
Hermes International	3,402	1,610,459
Kering	10,756	2,780,058
L’Oreal SA	5,951	1,144,605
		5,535,122
GERMANY — 0.7%
Rocket Internet SE 144A (a)(b)	35,542	607,027

HONG KONG — 1.8%
AIA Group Ltd.	231,800	1,463,112

NETHERLANDS — 1.0%
ASML Holding NV	6,182	820,310

SPAIN — 4.4%
Inditex SA	104,457	3,678,628

SWEDEN — 1.7%
Atlas Copco AB, A Shares	41,437	1,460,616

UNITED STATES — 59.8%
Alphabet, Inc., Class C (a)	4,236	3,514,016
Amazon.com, Inc. (a)	8,964	7,946,945
Bluebird Bio, Inc. (a)	11,658	1,059,712
DexCom, Inc. (a)	16,937	1,435,072
Facebook, Inc., Class A (a)	48,321	6,863,998
Illumina, Inc. (a)	35,733	6,097,479
Intuitive Surgical, Inc. (a)	3,582	2,745,495
Ionis Pharmaceuticals, Inc. (a)	22,374	899,435
Juno Therapeutics, Inc. (a)	27,986	621,009
Netflix, Inc. (a)	16,725	2,472,122

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
UNITED STATES (continued)
NVIDIA Corp.	23,017	$2,507,242
salesforce.com, Inc. (a)	18,635	1,537,201
Seattle Genetics, Inc. (a)	25,903	1,628,263
Splunk, Inc. (a)	18,193	1,133,242
Tesla, Inc. (a)	22,580	6,284,014
TripAdvisor, Inc. (a)	15,579	672,390
Under Armour, Inc., Class A (a)	48,710	963,484
Workday, Inc., Class A (a)	19,735	1,643,531
		50,024,650
TOTAL INVESTMENTS — 98.2% (cost $63,042,202)		$82,206,320
Other assets less liabilities — 1.8%		1,524,086
NET ASSETS — 100.0%		$83,730,406

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2017, the net value of these securities was $607,027 representing 0.7% of net assets.

ADR	-	American Depositary Receipt.

At March 31, 2017, the aggregate cost of investment securities for income tax purposes was approximately $63,205,036. Net unrealized appreciation aggregated $19,001,284 of which $21,585,552 related to appreciated investment securities and $2,584,268 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$856,570	$—	$—	$856,570
China	10,906,500	6,853,785	—	17,760,285
France	—	5,535,122	—	5,535,122
Germany	—	607,027	—	607,027
Hong Kong	—	1,463,112	—	1,463,112
Netherlands	—	820,310	—	820,310
Spain	—	3,678,628	—	3,678,628
Sweden	—	1,460,616	—	1,460,616
United States	50,024,650	—	—	50,024,650
Total	$61,787,720	$20,418,600	$—	$82,206,320

For the Long Term Global Growth Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $17,588,477 and $53,395,872, respectively. There were no transfers between levels for the period ending March 31, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Portfolio of Investments

March 31, 2017 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 99.6%
UNITED STATES — 99.6%
ABIOMED, Inc. (a)	229	$28,671
Alnylam Pharmaceuticals, Inc. (a)	144	7,380
Alphabet, Inc., Class C (a)	80	66,365
Amazon.com, Inc. (a)	120	106,385
American Express Co.	266	21,043
Bristol-Myers Squibb Co.	149	8,103
Brown-Forman Corp., Class B	197	9,097
CarMax, Inc. (a)	227	13,443
Celgene Corp. (a)	193	24,015
Chipotle Mexican Grill, Inc. (a)	52	23,167
CoStar Group, Inc. (a)	71	14,713
Ellie Mae, Inc. (a)	185	18,550
Facebook, Inc., Class A (a)	458	65,059
First Republic Bank	531	49,813
Fortive Corp.	321	19,331
GrubHub, Inc. (a)	924	30,390
Harley-Davidson, Inc.	211	12,766
Illumina, Inc. (a)	308	52,557
Interactive Brokers Group, Inc., Class A	415	14,409
Juno Therapeutics, Inc. (a)	486	10,784
M&T Bank Corp.	14	2,166
Markel Corp. (a)	28	27,324
MarketAxess Holdings, Inc.	328	61,497
Martin Marietta Materials, Inc.	101	22,043
Mastercard, Inc., Class A	283	31,829
Netflix, Inc. (a)	279	41,239
NOW, Inc. (a)	819	13,890
NVIDIA Corp.	109	11,873
Seattle Genetics, Inc. (a)	109	6,852
Tableau Software, Inc., Class A (a)	311	15,410
TD Ameritrade Holding Corp.	511	19,857
Tesla, Inc. (a)	264	73,471
TripAdvisor, Inc. (a)	361	15,581
Under Armour, Inc., Class C (a)	794	14,530
Verisk Analytics, Inc. (a)	187	15,173
Vertex Pharmaceuticals, Inc. (a)	158	17,277
Wabtec Corp.	258	20,124
Waters Corp. (a)	144	22,509
Watsco, Inc.	228	32,645
Wayfair, Inc., Class A (a)	610	24,699
		1,086,030

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Value
TOTAL INVESTMENTS — 99.6% (cost $993,893)	$1,086,030
Other assets less liabilities — 0.4%	4,732
NET ASSETS — 100.0%	$1,090,762

(a)	Non-income producing security.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

At March 31, 2017, the aggregate cost of investment securities for income tax purposes was approximately $993,893. Net unrealized appreciation aggregated $92,137 of which $117,407 related to appreciated investment securities and $25,270 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds’ uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
United States	$1,086,030	$—	$—	$1,086,030
Total	$1,086,030	$—	$—	$1,086,030

For the Baillie Gifford U.S. Equity Growth Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $0 and $988,059, respectively. There were no transfers between levels for the period ending March 31, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Portfolio of Investments

March 31, 2017 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 5.9%
Brambles Ltd.	621,027	$4,435,036
Cochlear Ltd.	90,161	9,313,851
Mesoblast Ltd. (a)	388,292	676,271
SEEK Ltd.	340,640	4,141,482
Treasury Wine Estates Ltd.	418,722	3,911,546
		22,478,186
CHINA — 6.9%
Alibaba Group Holding Ltd. ADR (a)	48,300	5,208,189
Baidu, Inc. ADR (a)	35,158	6,065,458
Ctrip.com International Ltd. ADR (a)	117,460	5,773,159
JD.com, Inc. ADR (a)	117,100	3,642,981
Tsingtao Brewery Co., Ltd., Class H	1,224,057	5,641,283
		26,331,070
DENMARK — 4.5%
Carlsberg A/S, B Shares	63,395	5,854,059
Novo Nordisk A/S, B Shares	171,199	5,878,791
Novozymes A/S, B Shares	133,752	5,299,203
		17,032,053
FINLAND — 1.2%
Kone Oyj, B Shares	103,362	4,540,539

FRANCE — 0.9%
Legrand SA	57,632	3,469,317

GERMANY — 4.7%
adidas AG	35,862	6,822,123
Infineon Technologies AG	204,186	4,179,155
Zalando SE 144A (a)(b)	167,320	6,762,634
		17,763,912
HONG KONG — 2.8%
Cafe de Coral Holdings Ltd.	680,298	2,228,485
Jardine Matheson Holdings Ltd.	64,300	4,130,625
Jardine Strategic Holdings Ltd.	73,000	3,066,735
PAX Global Technology Ltd.	2,142,000	1,367,494
		10,793,339
INDIA — 2.9%
Asian Paints Ltd.	216,669	3,580,250
Mahindra & Mahindra Ltd. GDR	266,711	5,287,567
MakeMyTrip Ltd. (a)	60,132	2,080,567
		10,948,384

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
JAPAN — 18.9%
Asahi Group Holdings Ltd.	106,700	$4,040,122
DENSO Corp.	74,400	3,282,686
Japan Exchange Group, Inc.	458,800	6,544,459
Kakaku.com, Inc.	305,600	4,171,917
Kao Corp.	141,500	7,770,693
MS&AD Insurance Group Holdings, Inc.	273,200	8,726,173
Olympus Corp.	139,000	5,364,924
Pigeon Corp.	191,200	6,135,004
Rakuten, Inc.	448,600	4,507,368
Shimano, Inc.	36,800	5,390,025
Shiseido Co., Ltd.	165,700	4,361,339
SMC Corp.	19,000	5,632,828
Sugi Holdings Co., Ltd.	45,000	2,067,915
Suruga Bank Ltd.	185,100	3,906,956
		71,902,409
MALAYSIA — 0.6%
Public Bank Bhd	552,900	2,485,553

MEXICO — 0.6%
Wal-Mart de Mexico SAB de CV	1,025,900	2,367,177

PHILIPPINES — 0.5%
Puregold Price Club, Inc.	1,995,000	1,737,549

PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	252,574	4,513,327

RUSSIA — 0.6%
Magnit PJSC GDR Reg S	65,366	2,491,047

SINGAPORE — 1.8%
United Overseas Bank Ltd.	427,350	6,750,112

SOUTH AFRICA — 3.6%
Clicks Group Ltd.	463,598	4,416,474
Naspers Ltd., N Shares	53,827	9,275,055
		13,691,529
SOUTH KOREA — 3.3%
Samsung Electronics Co., Ltd. GDR 144A (b)	7,492	6,879,677
Samsung Fire & Marine Insurance Co., Ltd.	23,855	5,719,343
		12,599,020

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Shares	Value
SPAIN — 2.4%
Distribuidora Internacional de Alimentacion SA	582,564	$3,367,291
Inditex SA	165,758	5,837,446
		9,204,737
SWEDEN — 5.4%
Atlas Copco AB, B Shares	261,210	8,297,543
Investor AB, B Shares	124,571	5,237,831
Svenska Handelsbanken AB, A Shares	508,570	6,969,472
		20,504,846
SWITZERLAND — 8.8%
Compagnie Financiere Richemont SA	61,732	4,880,667
Mettler-Toledo International, Inc. (a)	16,226	7,770,794
Nestle SA	75,626	5,804,429
Roche Holding AG — Genusschein	21,587	5,520,523
Schindler Holding AG, Participating Certificates	30,790	5,955,907
Swatch Group AG (The)	9,464	3,388,375
		33,320,695
TAIWAN — 4.9%
Delta Electronics, Inc.	797,000	4,268,610
Hon Hai Precision Industry Co., Ltd. GDR Reg S	698,722	4,283,166
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	304,741	10,007,695
		18,559,471
THAILAND — 0.6%
Thai Beverage PCL	3,363,800	2,260,841

UNITED KINGDOM — 15.1%
ASOS Plc. (a)	80,900	6,117,941
Auto Trader Group Plc. 144A (b)	1,111,288	5,454,043
Burberry Group Plc.	143,439	3,095,507
Capita Plc.	579,597	4,099,261
Hargreaves Lansdown Plc.	471,684	7,683,322
Imagination Technologies Group Plc. (a)	698,869	2,348,827
Intertek Group Plc.	88,675	4,364,820
John Wood Group Plc.	286,079	2,732,937
Johnson Matthey Plc.	108,978	4,204,584
Jupiter Fund Management Plc.	622,084	3,319,096
Rightmove Plc.	134,267	6,708,724
Unilever Plc.	107,135	5,284,664
Weir Group Plc. (The)	79,848	1,920,755
		57,334,481

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Value
TOTAL INVESTMENTS — 98.1% (cost $321,605,185)	$373,079,594
Other assets less liabilities — 1.9%	7,033,163
NET ASSETS — 100.0%	$380,112,757

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At March 31, 2017, the net value of these securities was $19,096,354 representing 5.0% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2017, the aggregate cost of investment securities for income tax purposes was approximately $322,515,275. Net unrealized appreciation aggregated $50,564,319 of which $71,399,131 related to appreciated investment securities and $20,834,812 related to depreciated investment securities.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$22,478,186	$—	$22,478,186
China	20,689,787	5,641,283	—	26,331,070
Denmark	—	17,032,053	—	17,032,053
Finland	—	4,540,539	—	4,540,539
France	—	3,469,317	—	3,469,317
Germany	—	17,763,912	—	17,763,912
Hong Kong	—	10,793,339	—	10,793,339
India	2,080,567	8,867,817	—	10,948,384
Japan	—	71,902,409	—	71,902,409
Malaysia	—	2,485,553	—	2,485,553
Mexico	2,367,177	—	—	2,367,177
Philippines	1,737,549	—	—	1,737,549
Portugal	—	4,513,327	—	4,513,327
Russia	—	2,491,047	—	2,491,047
Singapore	—	6,750,112	—	6,750,112
South Africa	—	13,691,529	—	13,691,529
South Korea	—	12,599,020	—	12,599,020
Spain	—	9,204,737	—	9,204,737
Sweden	—	20,504,846	—	20,504,846
Switzerland	7,770,794	25,549,901	—	33,320,695
Taiwan	14,290,861	4,268,610	—	18,559,471
Thailand	—	2,260,841	—	2,260,841
United Kingdom	13,156,812	44,177,669	—	57,334,481
Total	$62,093,547	$310,986,047	$—	$373,079,594

For the International Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2016 was $291,728,776 and $48,702,277, respectively. $10,239,513 was transferred out of Level 2 into Level 1 and $6,329,323 was transferred out of Level 1 into Level 2 during the period ended March 31, 2017.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2016.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)			Baillie Gifford Funds

By (Signature and Title)*		/s/	David Salter
David Salter, President
(principal executive officer)

Date	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/	David Salter
David Salter, President
(principal executive officer)

Date	May 24, 2017

By (Signature and Title)*		/s/	Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	May 24, 2017

* Print the name and title of each signing officer under his or her signature.